Segment information - Summary of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information about profit and loss
Revenue	$ 459,016	$ 391,406
Production costs	267,980	192,740
Inventory write-down	1,465	444
Depreciation	105,732	72,130
Earnings from mine operations	83,839	126,092
Other material items of income and expense
Other write-down (write-up) of assets		46,697
Impairment of property, plant, and equipment	447,808	0
Exploration and evaluation expenses	33,842	38,261
Income tax expense (recovery)	(86,498)	19,383
Additions to property, plant and equipment during the period	328,153	310,238
Capitalised interest	36,750	36,750
Information about assets and liabilities
Property, plant and equipment	3,988,476	4,227,397	$ 3,645,827
Goodwill	92,591	92,591
Information about assets and liabilities	4,081,067	4,319,988
Debt	595,977	593,783
Turkey [member]
Information about profit and loss
Revenue	348,528	337,907
Production costs	174,081	145,573
Inventory write-down	0	0
Depreciation	75,854	71,389
Earnings from mine operations	98,593	120,945
Other material items of income and expense
Other write-down (write-up) of assets		29,619
Impairment of property, plant, and equipment	117,570
Exploration and evaluation expenses	840	3,203
Income tax expense (recovery)	45,238	30,139
Additions to property, plant and equipment during the period	68,737	65,013
Capitalised interest	0	0
Information about assets and liabilities
Property, plant and equipment	721,449	835,422
Goodwill	0	0
Information about assets and liabilities	721,449	835,422
Debt	0	0
Canada [member]
Information about profit and loss
Revenue	0	0
Production costs	0	0
Inventory write-down	0	0
Depreciation	0	6
Earnings from mine operations	0	(6)
Other material items of income and expense
Other write-down (write-up) of assets		0
Impairment of property, plant, and equipment	0
Exploration and evaluation expenses	103	6,616
Income tax expense (recovery)	(3,415)	1,532
Additions to property, plant and equipment during the period	189,867	34,575
Capitalised interest	13,160	1,245
Information about assets and liabilities
Property, plant and equipment	582,895	416,795
Goodwill	92,591	92,591
Information about assets and liabilities	675,486	509,386
Debt	0	0
Greece [member]
Information about profit and loss
Revenue	110,488	51,152
Production costs	93,899	45,343
Inventory write-down	1,465	444
Depreciation	29,424	466
Earnings from mine operations	(14,300)	4,899
Other material items of income and expense
Other write-down (write-up) of assets		6,661
Impairment of property, plant, and equipment	330,238
Exploration and evaluation expenses	15,947	7,512
Income tax expense (recovery)	(129,213)	(4,603)
Additions to property, plant and equipment during the period	61,716	197,788
Capitalised interest	23,590	35,505
Information about assets and liabilities
Property, plant and equipment	2,063,798	2,362,107
Goodwill	0	0
Information about assets and liabilities	2,063,798	2,362,107
Debt	0	0
Romania [member]
Information about profit and loss
Revenue	0	0
Production costs	0	0
Inventory write-down	0	0
Depreciation	0	0
Earnings from mine operations	0	0
Other material items of income and expense
Other write-down (write-up) of assets		10,454
Impairment of property, plant, and equipment	0
Exploration and evaluation expenses	13,499	10,168
Income tax expense (recovery)	(2,716)	(8,026)
Additions to property, plant and equipment during the period	419	2,006
Capitalised interest	0	0
Information about assets and liabilities
Property, plant and equipment	416,197	415,856
Goodwill	0	0
Information about assets and liabilities	416,197	415,856
Debt	0	0
Brazil [member]
Information about profit and loss
Revenue	0	2,347
Production costs	0	1,824
Inventory write-down	0	0
Depreciation	0	0
Earnings from mine operations	0	523
Other material items of income and expense
Other write-down (write-up) of assets		(79)
Impairment of property, plant, and equipment	0
Exploration and evaluation expenses	1,728	4,733
Income tax expense (recovery)	3,608	(1,087)
Additions to property, plant and equipment during the period	6,612	10,029
Capitalised interest	0	0
Information about assets and liabilities
Property, plant and equipment	203,075	196,467
Goodwill	0	0
Information about assets and liabilities	203,075	196,467
Debt	0	0
Other [member]
Information about profit and loss
Revenue	0	0
Production costs	0	0
Inventory write-down	0	0
Depreciation	454	269
Earnings from mine operations	(454)	(269)
Other material items of income and expense
Other write-down (write-up) of assets		42
Impairment of property, plant, and equipment	0
Exploration and evaluation expenses	1,725	6,029
Income tax expense (recovery)	0	1,428
Additions to property, plant and equipment during the period	802	827
Capitalised interest	0	0
Information about assets and liabilities
Property, plant and equipment	1,062	750
Goodwill	0	0
Information about assets and liabilities	1,062	750
Debt	$ 595,977	$ 593,783